PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 96.5%
Communication Services: 2.0%
40,886
(1)
IAC, Inc.
$ 1,878,303
0 .8
4,691
(1)
Take-Two Interactive
Software, Inc.
972,210
0 .4
63,557  Warner Music Group
Corp. - Class A
1,992,512
0 .8
4,843,025
2 .0
Consumer Discretionary: 8.0%
691
(1)
AutoZone, Inc.
2,634,631
1 .1
46,187  Bath & Body Works,
Inc.
1,400,390
0 .6
27,043
Best Buy Co., Inc.
1,990,635
0 .8
35,617
Carter's, Inc.
1,456,735
0 .6
10,175  Darden Restaurants,
Inc.
2,113,958
0 .8
10,843
Expedia Group, Inc.
1,822,708
0 .7
20,205
Genuine Parts Co.
2,407,224
1 .0
20,710
(1)
Mohawk Industries,
Inc.
2,364,668
1 .0
8,706
Ralph Lauren Corp.
1,921,762
0 .8
11,512
Ross Stores, Inc.
1,471,119
0 .6
19,583,830
8 .0
Consumer Staples: 6.3%
7,829  Constellation Brands,
Inc. - Class A
1,436,778
0 .6
57,269
General Mills, Inc.
3,424,114
1 .4
8,736
Hershey Co.
1,494,118
0 .6
75,033
Keurig Dr Pepper, Inc.
2,567,629
1 .1
44,909
Kroger Co.
3,039,890
1 .2
19,438
(1)
Post Holdings, Inc.
2,261,806
0 .9
18,959
(1)
US Foods Holding
Corp.
1,241,056
0 .5
15,465,391
6 .3
Energy: 5.8%
59,923
Baker Hughes Co.
2,633,616
1 .1
7,987
Cheniere Energy, Inc.
1,848,192
0 .7
108,631
Coterra Energy, Inc.
3,139,436
1 .3
16,090  Diamondback Energy,
Inc.
2,572,469
1 .0
68,373
Williams Cos., Inc.
4,085,970
1 .7
14,279,683
5 .8
Financials: 20.9%
8,868  Ameriprise Financial,
Inc.
4,293,088
1 .7
42,494  Arch Capital Group
Ltd.
4,087,073
1 .7
22,083
(1)
Block, Inc.
1,199,769
0 .5
73,377
Blue Owl Capital, Inc.
1,470,475
0 .6
36,899  Columbia Banking
System, Inc.
920,261
0 .4
6,158  Discover Financial
Services
1,051,171
0 .4
59,152  Fidelity National
Information Services,
Inc.
4,417,471
1 .8
68,463
Fifth Third Bancorp
2,683,750
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,596  First Citizens
BancShares, Inc.
- Class A
$ 2,959,176
1 .2
31,202  Hartford Financial
Services Group, Inc.
3,860,623
1 .6
54,776
Loews Corp.
5,034,462
2 .0
15,843
M&T Bank Corp.
2,831,936
1 .1
132,311  MGIC Investment
Corp.
3,278,667
1 .3
7,734
Northern Trust Corp.
762,959
0 .3
26,368  Raymond James
Financial, Inc.
3,662,779
1 .5
96,970  Regions Financial
Corp.
2,107,158
0 .9
38,309
State Street Corp.
3,429,805
1 .4
47,178
W.R. Berkley Corp.
3,357,186
1 .4
51,407,809
20 .9
Health Care: 8.6%
12,875  AmerisourceBergen
Corp.
3,580,409
1 .5
29,015  GE HealthCare
Technologies, Inc.
2,341,800
0 .9
29,779
(1)
Globus Medical, Inc.
- Class A
2,179,823
0 .9
46,200
(1)
Henry Schein, Inc.
3,164,238
1 .3
7,570
Humana, Inc.
2,003,022
0 .8
10,871
(1)
IQVIA Holdings, Inc.
1,916,557
0 .8
17,218
(1)
Jazz Pharmaceuticals
PLC
2,137,615
0 .9
22,519
Quest Diagnostics, Inc.
3,810,215
1 .5
21,133,679
8 .6
Industrials: 14.9%
8,730
Acuity Brands, Inc.
2,299,046
0 .9
21,996
AMETEK, Inc.
3,786,391
1 .5
7,067
Carlisle Cos., Inc.
2,406,314
1 .0
17,308
Dover Corp.
3,040,669
1 .2
36,169  Fortune Brands
Innovations, Inc.
2,201,969
0 .9
7,764
Hubbell, Inc.
2,569,185
1 .0
35,799
Ingersoll Rand, Inc.
2,864,994
1 .2
20,003
ITT, Inc.
2,583,587
1 .1
16,349  JB Hunt Transport
Services, Inc.
2,418,835
1 .0
13,643  Lincoln Electric
Holdings, Inc.
2,580,710
1 .1
9,760
(1)
Middleby Corp.
1,483,325
0 .6
31,130
(1)
Parsons Corp.
1,843,207
0 .8
47,706  UL Solutions, Inc.
- Class A
2,690,618
1 .1
23,397
Veralto Corp.
2,280,038
0 .9
8,083
Woodward, Inc.
1,475,067
0 .6
36,523,955
14 .9
Information Technology: 5.9%
18,295
(1)
Flex Ltd.
605,199
0 .2
12,923
(1)
GoDaddy, Inc. - Class
A
2,327,949
0 .9
16,293
Jabil, Inc.
2,216,988
0 .9

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
29,102
(1)
ON Semiconductor
Corp.
$ 1,184,160
0 .5
22,910
TD SYNNEX Corp.
2,381,724
1 .0
7,192
(1)
Teledyne Technologies,
Inc.
3,579,530
1 .5
8,239
(1)
Zebra Technologies
Corp. - Class A
2,328,012
0 .9
14,623,562
5 .9
Materials: 6.6%
36,040
Ball Corp.
1,876,603
0 .8
40,181  Freeport-McMoRan,
Inc.
1,521,253
0 .6
48,531  Graphic Packaging
Holding Co.
1,259,865
0 .5
55,859
International Paper Co.
2,980,077
1 .2
5,572  Martin Marietta
Materials, Inc.
2,664,140
1 .1
7,475  Packaging Corp. of
America
1,480,199
0 .6
20,847
RPM International, Inc.
2,411,581
1 .0
39,290
Silgan Holdings, Inc.
2,008,505
0 .8
16,202,223
6 .6
Real Estate: 9.3%
68,898  American Homes 4
Rent - Class A
2,605,033
1 .1
12,754  AvalonBay
Communities, Inc.
2,737,264
1 .1
15,796
(1)
CBRE Group, Inc.
- Class A
2,065,801
0 .8
134,464  Host Hotels & Resorts,
Inc.
1,910,733
0 .8
11,547  Mid-America
Apartment
Communities, Inc.
1,935,046
0 .8
6,334
Public Storage
1,895,703
0 .8
44,141  Regency Centers
Corp.
3,255,840
1 .3
9,965  SBA Communications
Corp.
2,192,400
0 .9
27,913
Ventas, Inc.
1,919,298
0 .8
80,102
Weyerhaeuser Co.
2,345,387
0 .9
22,862,505
9 .3
Utilities: 8.2%
51,241
CMS Energy Corp.
3,848,712
1 .6
72,091
NiSource, Inc.
2,890,128
1 .2
214,381
PG&E Corp.
3,683,066
1 .5
17,888  Public Service
Enterprise Group, Inc.
1,472,182
0 .6
44,335  WEC Energy Group,
Inc.
4,831,628
1 .9
50,384
Xcel Energy, Inc.
3,566,683
1 .4
20,292,399
8 .2
Total Common Stock
(Cost $181,567,761)
237,218,061
96 .5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.7%
Mutual Funds: 2.7%
6,522,197
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $6,522,197) $ 6,522,197 2 .7
Total Short-Term
Investments
(Cost $6,522,197)
$ 6,522,197
2 .7
Total Investments in
Securities
(Cost $188,089,958) $ 243,740,258 99 .2
Assets in Excess of
Other Liabilities 2,020,047 0.8
Net Assets $ 245,760,305 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
VY
®
JPMorgan
Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 237,218,061 $ — $ — $ 237,218,061
Short-Term Investments 6,522,197 — — 6,522,197
Total Investments, at fair value $ 243,740,258 $ — $ — $ 243,740,258
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 65,438,908
Gross Unrealized Depreciation (9,788,608)
Net Unrealized Appreciation $ 55,650,300